Amounts Due to Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Amounts Due to Related Parties [Abstract]
Schedule of Amounts Due To Related Parties
	As of December 31, 2024	As of June 30, 2025
Name of related parties	USD’000 (audited)	USD’000 (unaudited)
Mr. CHUN SUN WONG	586	308
Mr. ZHUO WANG	836	827
	1,422	1,135

	As of December 31,
Name of related parties	2023	2024
	USD’000	USD’000
Mr. CHUN SUN WONG	284	586
Mr. ZHUO WANG	838	836
	1,122	1,422